Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Nov. 27, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS II

BlackRock Multi-Asset Income Portfolio

(the “Fund”)

Supplement dated December 2, 2019 to the Summary Prospectuses, Prospectuses and the

Statement of Additional Information of the Fund, each dated November 27, 2019

The Board of Trustees of BlackRock Funds II has approved a proposal (“Proposal”) pursuant to which the contractual expense caps on total annual fund operating expenses applicable to each share class of the Fund that are perpetual in effect through November 30, 2029 will terminate effective March 1, 2020. As a result of the Proposal, net annual fund operating expenses for each share class of the Fund are expected to remain the same as those currently set forth in the Fund’s Prospectuses.

BLACKROCK MULTI-ASSET INCOME PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS II

BlackRock Multi-Asset Income Portfolio

(the “Fund”)

Supplement dated December 2, 2019 to the Summary Prospectuses, Prospectuses and the

Statement of Additional Information of the Fund, each dated November 27, 2019

The Board of Trustees of BlackRock Funds II has approved a proposal (“Proposal”) pursuant to which the contractual expense caps on total annual fund operating expenses applicable to each share class of the Fund that are perpetual in effect through November 30, 2029 will terminate effective March 1, 2020. As a result of the Proposal, net annual fund operating expenses for each share class of the Fund are expected to remain the same as those currently set forth in the Fund’s Prospectuses.